DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [line items]
Notional amount	$ 177,224,139	$ 177,941,295
Fair value Assets	2,238,647	2,500,782
Fair value Liabilities	2,139,488	2,292,161
Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	31,615,917	29,134,456
More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	35,372,847	35,644,624
More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	110,235,375	113,162,215
Fair value hedges [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,795,629	4,160,888
Fair value Assets	38,088	71,617
Fair value Liabilities	67,148	33,079
Fair value hedges [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		498,172
Fair value hedges [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	878,686	1,020,356
Fair value hedges [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,916,943	2,642,360
Fair value hedges [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,717,156	1,991,410
Fair value Assets	23,003	38,977
Fair value Liabilities	1,424	211
Fair value hedges [Member] | Interest rate swap contract [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		74,086
Fair value hedges [Member] | Interest rate swap contract [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	162,985	514,454
Fair value hedges [Member] | Interest rate swap contract [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,554,171	1,402,870
Fair value hedges [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,078,473	2,169,478
Fair value Assets	15,085	32,640
Fair value Liabilities	65,724	32,868
Fair value hedges [Member] | Cross currency swaps [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount		424,086
Fair value hedges [Member] | Cross currency swaps [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	715,701	505,902
Fair value hedges [Member] | Cross currency swaps [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	5,362,772	1,239,490
Cash flow hedge derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,751,673	9,327,198
Fair value Assets	75,636	53,807
Fair value Liabilities	128,414	72,335
Cash flow hedge derivatives [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,222,521	1,813,359
Cash flow hedge derivatives [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,856,586	3,253,645
Cash flow hedge derivatives [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,672,566	4,260,194
Cash flow hedge derivatives [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	8,731,598	7,771,380
Fair value Assets	36,403	43,591
Fair value Liabilities	128,355	68,894
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	421,428	897,480
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,637,604	2,613,706
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	6,672,566	4,260,194
Cash flow hedge derivatives [Member] | Currency forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	1,020,075	1,555,818
Fair value Assets	39,233	10,216
Fair value Liabilities	59	3,441
Cash flow hedge derivatives [Member] | Currency forwards [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	801,093	915,879
Cash flow hedge derivatives [Member] | Currency forwards [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	218,982	639,939
Cash flow hedge derivatives [Member] | Currency forwards [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	159,676,837	164,453,209
Fair value Assets	2,124,923	2,375,358
Fair value Liabilities	1,943,926	2,186,747
Trading Derivatives [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	30,393,396	26,822,925
Trading Derivatives [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	32,637,575	31,370,623
Trading Derivatives [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	96,645,866	106,259,661
Trading Derivatives [Member] | Interest rate swap contract [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	69,802,132	69,149,409
Fair value Assets	467,188	627,047
Fair value Liabilities	392,366	526,695
Trading Derivatives [Member] | Interest rate swap contract [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	9,069,964	6,889,665
Trading Derivatives [Member] | Interest rate swap contract [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	14,389,389	12,512,285
Trading Derivatives [Member] | Interest rate swap contract [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	46,342,779	49,747,459
Trading Derivatives [Member] | Cross currency swaps [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	57,578,156	64,703,753
Fair value Assets	1,241,632	1,562,068
Fair value Liabilities	1,042,120	1,449,550
Trading Derivatives [Member] | Cross currency swaps [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	2,963,641	3,966,443
Trading Derivatives [Member] | Cross currency swaps [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	7,503,144	7,589,201
Trading Derivatives [Member] | Cross currency swaps [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	47,111,371	53,148,109
Trading Derivatives [Member] | Currency forwards [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	31,747,403	30,439,747
Fair value Assets	412,994	185,618
Fair value Liabilities	502,555	209,955
Trading Derivatives [Member] | Currency forwards [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	17,976,683	15,840,731
Trading Derivatives [Member] | Currency forwards [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	10,679,327	11,240,251
Trading Derivatives [Member] | Currency forwards [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	3,091,393	3,358,765
Trading Derivatives [Member] | Call currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	277,338	97,601
Fair value Assets	1,322	521
Fair value Liabilities	1,950	5
Trading Derivatives [Member] | Call currency options [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	190,386	73,943
Trading Derivatives [Member] | Call currency options [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	37,099	20,994
Trading Derivatives [Member] | Call currency options [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	49,853	2,664
Trading Derivatives [Member] | Call interest rate options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value Assets
Fair value Liabilities
Trading Derivatives [Member] | Call interest rate options [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Call interest rate options [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Call interest rate options [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Put currency options [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	271,808	62,699
Fair value Assets	1,787	104
Fair value Liabilities	4,935	542
Trading Derivatives [Member] | Put currency options [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	192,722	52,143
Trading Derivatives [Member] | Put currency options [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	28,616	7,892
Trading Derivatives [Member] | Put currency options [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount	50,470	2,664
Trading Derivatives [Member] | Other derivatives [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Fair value Assets
Fair value Liabilities
Trading Derivatives [Member] | Other derivatives [Member] | Up to 3 Months [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Other derivatives [Member] | More than 3 months to 1 year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount
Trading Derivatives [Member] | Other derivatives [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedges [line items]
Notional amount